Advance to Suppliers, Net - Schedule of Allowance Provided for Advance to Suppliers (Details) - CNY (¥)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Allowance Provided for Advance to Suppliers [Abstract]
Beginning balance	¥ 4,871,715	¥ 5,216,045
Additions			5,216,045
Write-offs		(344,330)
Ending balance	¥ 4,871,715	¥ 4,871,715	¥ 5,216,045